Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Short-term Assets	Dec. 31, 2010 Short-term Assets	Dec. 31, 2011 Long-term Assets	Dec. 31, 2010 Long-term Assets	Dec. 31, 2011 Short-term Liabilities	Dec. 31, 2010 Short-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Dec. 31, 2010 Long-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Dec. 31, 2010 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2010 Designated Embedded derivatives Long-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2010 Designated Embedded derivatives Strategic Nickel Long-term Liabilities	Dec. 31, 2010 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2010 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Purchase program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Non-designated Commodities price risk Coal Short-term Liabilities	Dec. 31, 2010 Non-designated Commodities price risk Maritime Freight Hiring Protection Program Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 595	$ 52	$ 60	$ 301					$ 161	$ 20			$ 161		$ 20		$ 429	$ 3	$ 60	$ 301					$ 410	$ 60	$ 300			$ 1					$ 19	$ 1		$ 2		$ 5	$ 29			$ 1	$ 13				$ 4	$ 16
Derivative liabilities						$ 73	$ 35	$ 663	$ 61			$ 14	$ 53		$ 53		$ 14					$ 58	$ 4	$ 663	$ 8				$ 49	$ 590		$ 4	$ 4	$ 32	$ 8			$ 41		$ 5			$ 1	$ 31			$ 1	$ 12	$ 15			$ 2	$ 2